CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)	$ (309,352)	¥ (2,153,645)	¥ 1,975,183	¥ 723,753
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	4,032	28,071	16,123	10,014
Amortization	1,350	9,398	2,640	1,874
Share-based compensation	50,727	353,151	508,162	2,180,505
Loss from disposals of property and equipment	161	1,123	175	260
Share of profit (loss) in equity method investments	4,231	29,455	41,143	(64,701)
Gain recognized on remeasurement of previously held equity interest in acquiree	(2,337)	(16,272)
Loss from disposals of subsidiaries			257	8,135
Change in fair value of a longterm investment			(1,500)
Impairment losses on the equity securities without readily determinable fair value	22,250	154,898	23,140	0
Impairment loss of equity method investment	3,279	22,830	0	0
Loss from disposal of equity method investments	8,483	59,058	2,035
Gain from disposal of equity securities without readily determinable fair value	(870)	(6,057)
Provision (reversal) for allowance for doubtful accounts	306,505	2,133,827	(2,966)	1,881
Provision for doubtful contract assets	2,127	14,811	329
Impairment of goodwill	890	6,191	0	0
Changes in operating assets and liabilities
Accounts receivable	(221,199)	(1,539,946)	122,956	(219,666)
Other receivables	5,525	38,462	(53,806)	51,172
Loan receivables	(18,317)	(127,518)
Contract assets	(3,877)	(26,993)	(12,971)
Prepaid expenses and other assets	8,128	56,586	(16,015)	(385,444)
Operating lease right-of-use assets	7,772	54,108
Deferred tax assets	(60,279)	(419,648)	26,776	(57,223)
Amount due from/to related parties	3,127	21,768	(20,852)	(229,876)
Accrued expenses and other liabilities	68,848	479,303	(53,050)	325,641
Income tax payable	584	4,068	(148,109)	167,341
Payroll and welfare payable	388	2,704	(25,985)	62,378
Deferred revenue	63,498	442,059	(37,223)	289,894
Deferred tax liabilities	(50)	(346)	(550)	(348)
Operating lease liabilities	(7,253)	(50,493)
Net cash provided by (used in) operating activities	(61,629)	(429,047)	2,345,892	2,865,590
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(8,143)	(56,690)	(48,575)	(47,692)
Disposals of property and equipment	12	81	56	602
Purchase of term deposits	(33,371)	(232,325)	(1,650,986)	(1,300,000)
Redemptions of term deposits	150,655	1,048,830	1,549,617	600,000
Acquisitions of subsidiaries, net of cash acquired	(7,097)	(49,411)		(30,281)
Disposals of subsidiaries, net of cash disposed				(13,197)
Purchases of long-term investment	(27,677)	(192,684)	(501,091)	(184,185)
Disposal of long-term investments	7,310	50,887
Prepayment of investments	(90,795)	(632,096)
Payment for the origination of loan receivables	(108,602)	(756,068)	(1,712,025)	(96,200)
Proceeds from collection of loan receivables	4,367	30,400	1,244,282	54,770
Loans to related parties	(7,309)	(50,884)	(142,181)
Repayment of loans to related parties	20,287	141,236	24,083	4,500
Capital paid for acquiring non-controlling interest	(1,277)	(8,887)
Net cash used in investing activities	(101,640)	(707,611)	(1,236,820)	(1,011,683)
Cash Flows from Financing Activities:
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)	66,515	463,065
Capital contribution by noncontrolling shareholders	1,280	8,913	1,101	1,749
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost of RMB644, RMB519, and nil for the years ended December 31, 2017, 2018 and 2019, respectively			544,785	557,334
Proceeds from exercise of share options				4,277
Net cash provided by financing activities	67,795	471,978	545,886	563,360
Effect of foreign exchange rate changes on cash, cash equivalent	723	5,043	35,333	(23,100)
Net increase (decrease) in cash, cash equivalent, and restricted cash	(94,751)	(659,637)	1,690,291	2,394,167
Cash, cash equivalent, and restricted cash at the beginning of the year	785,584	5,469,077	3,778,786	1,384,619
Cash, cash equivalent, and restricted cash at the end of the year	690,833	4,809,440	5,469,077	3,778,786
Supplemental disclosures of cash flow information:
Cash paid for income taxes	$ 47,004	¥ 327,234	¥ 522,286	¥ 293,804